Summary of Significant Accounting Policies - Restricted Cash and Cash Equivalents (FY) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Feb. 04, 2019	Dec. 31, 2018
Restricted Cash and Cash Equivalents [Abstract]
Current	$ 4,054	$ 11,100		$ 11,241
Non-current	9,899	15,203		18,670
Total restricted cash and cash equivalents	13,953	26,303		29,911
Cleco Katrina/Rita's storm recovery bonds
Restricted Cash and Cash Equivalents [Abstract]
Current	2,623	9,632		9,505
Cleco Power's charitable contributions
Restricted Cash and Cash Equivalents [Abstract]
Current	1,200	1,200		1,200
Non-current	741	2,094		2,753
Cleco Power's rate credit escrow
Restricted Cash and Cash Equivalents [Abstract]
Current	231	268		536
Non-current		0		505
Diversified Lands' mitigation escrow
Restricted Cash and Cash Equivalents [Abstract]
Non-current	23	21		21
Cleco Cajun's defense fund
Restricted Cash and Cash Equivalents [Abstract]
Non-current	720	719		0
Cleco Cajun's margin deposits
Restricted Cash and Cash Equivalents [Abstract]
Non-current	100	100		0
Cleco Power's future storm restoration costs
Restricted Cash and Cash Equivalents [Abstract]
Non-current	8,315	12,269		15,391
Katrina Rita Bond Principal Payments
Restricted Cash and Cash Equivalents [Abstract]
Collections		20,600
Katrina Rita Bond Interest Payments
Restricted Cash and Cash Equivalents [Abstract]
Payments	11,100	1,500
Katrina/Rita Storm Recovery Collections, Net of Administration Fees
Restricted Cash and Cash Equivalents [Abstract]
Administration fees received		22,200
Payments	300
Cleco Power
Restricted Cash and Cash Equivalents [Abstract]
Current	4,054	11,100		11,241
Non-current	9,056	14,363		18,649
Total restricted cash and cash equivalents	13,110	25,463		29,890
Cleco Power | Cleco Katrina/Rita's storm recovery bonds
Restricted Cash and Cash Equivalents [Abstract]
Current	2,623	9,632		9,505
Cleco Power | Cleco Power's charitable contributions
Restricted Cash and Cash Equivalents [Abstract]
Current	1,200	1,200		1,200
Non-current	741	2,094		2,753
Cleco Power | Cleco Power's rate credit escrow
Restricted Cash and Cash Equivalents [Abstract]
Current	231	268		536
Non-current		0		505
Cleco Power | Cleco Power's future storm restoration costs
Restricted Cash and Cash Equivalents [Abstract]
Non-current	$ 8,315	$ 12,269		$ 15,391
NRG South Central
Restricted Cash and Cash Equivalents [Abstract]
Restricted cash and cash equivalents			$ 707